Organization and Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Sep. 30, 2020
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	10 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	5 years
Minimum [Member] | Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	7 years
Minimum [Member] | Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	1 year
Minimum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	3 years
Minimum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	3 years
Maximum [Member] | Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	40 years
Maximum [Member] | Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	15 years
Maximum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	12 years
Maximum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	7 years